Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets Relating to Thacker Pass Project
Exploration and evaluation assets relating to the Thacker Pass project were as follows:

	December 31, 2021	December 31, 2020

	$	$

Acquisition costs

Balance, beginning	4,342	3,852

Additions	1,298	490

Total exploration and evaluation assets	5,640	4,342